Certain Transactions (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Related Party [Line Items]
Raw Materials and Supplies	$ 130,281	$ 183,674
Payments to a foundation	1,300	2,300	$ 2,200
Director [Member]
Related Party [Line Items]
Raw Materials and Supplies	$ 1,000	$ 1,000	$ 800